Restatement of Previously Issued Financial Statements - Schedule Of The Restatement On Each Financial Statement (Detail) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 29, 2020
Condensed Financial Statements, Captions [Line Items]
Warrant Liability		$ 46,197,334	$ 24,562,667
Additional paid-in capital		40,900,782	17,340,758
Accumulated deficit		(35,902,214)	(12,341,951)
Total shareholders' Equity (deficit)		5,000,001	5,000,004
Change in fair value of warrant liability		21,634,667	11,989,334
Net loss		$ (23,560,263)	(12,341,951)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary Shares Subject to Possible Redemption	$ 285,851,910		304,820,000	$ 285,853,760
Class A Ordinary Shares	141		152	141
Additional paid-in capital	5,019,704		5,351,666	5,017,854
Accumulated deficit	(20,698)		(352,617)
Total shareholders' Equity (deficit)	5,000,010		5,000,001	5,000,010
Net loss	$ (20,698)		$ (352,617)
Basic and diluted net loss per share, Class B	$ 0.00		$ (0.05)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	$ 13,340,000		$ 24,562,667	12,573,333
Ordinary Shares Subject to Possible Redemption	(13,340,000)		(24,562,670)	(12,573,333)
Class A Ordinary Shares	134		245	126
Additional paid-in capital	766,533		11,989,092	(126)
Accumulated deficit	(766,667)		(11,989,334)
Total shareholders' Equity (deficit)	0		3	0
Change in fair value of warrant liability	766,667		(11,989,334)
Net loss	$ (766,667)		$ (11,989,334)
Basic and diluted net loss per share, Class B	$ (0.10)		$ (1.55)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	$ 13,340,000		$ 24,562,667	12,573,333
Ordinary Shares Subject to Possible Redemption	275,511,910		280,257,330	273,280,427
Class A Ordinary Shares	275		397	267
Additional paid-in capital	5,786,237		17,340,758	5,017,728
Accumulated deficit	(787,365)		(12,341,951)
Total shareholders' Equity (deficit)	5,000,010		5,000,004	$ 5,000,010
Change in fair value of warrant liability	766,667		(11,989,334)
Net loss	$ (787,365)		$ (12,341,951)
Basic and diluted net loss per share, Class B	$ (0.10)		$ (1.60)